UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2005

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.):   |_| is a restatement
                                    |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     PilotRock Investment Partners GP, LLC
Address:  1700 East Putnam Avenue
          Old Greenwich, CT 06870

Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Thomas D. O'Malley, Jr.
Title:    Managing Member
Phone:    (203) 698-8800

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         November 10, 2005
---------------------------         -----------------         -----------------
(Signature)                           (City, State)                 (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
_____________                       PilotRock Investment Partners GP, LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
Form 13F Information Table Entry Total:         35
Form 13F Information Table Value Total:         $181769
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number        Name
---      --------------------        ----
1        28-10619                    O'Malley, Jr., Thomas D.
2        28-10618                    Schmidt, Mark K.

                                 TITLE OF                VALUE    SHARES/   SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER                CLASS       CUSIP     (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
-----------------------          --------   ---------   --------  -------   ---  ----  -------  --------  -------- -------- --------
ABX AIR INC.                     COM        00080S101      4100    500000   SH         X        1, 2                500000
ALAMOSA HLDGS INC                COM        011589108      4278    250000   SH         X        1,2                 250000
AMERICAN TOWER CORP.             CL A       029912201     13099    525000   SH         X        1, 2                525000
ARTESYN TECHNOLOGIES INC.        COM        043127109      4900    526900   SH         X        1, 2                100000
BARRETT BILL CORP.               COM        06846N104      2066     56100   SH         X        1, 2                 56100
CENTEX CORP.                     COM        152312104      6458    100000   SH         X        1, 2                100000
CHESAPEAKE ENERGY CORP.          COM        165167107      4781    125000   SH         X        1, 2                125000
CONOCOPHILLIPS                   COM        20825C104     10487    150000   SH         X        1, 2                150000
CONSOL ENERGY INC                COM        20854P109      3814     50000   SH         X        1, 2                 50000
CROWN CASTLE INTL CORP.          COM        228227104      2463    100000   SH         X        1, 2                100000
DADE BEHRING HOLDINGS INC.       COM        23342J206      9898    270000   SH         X        1, 2                270000
FIDELITY NATL FINL INC           COM        316326107     10017    225000   SH         X        1, 2                225000
GENTEK INC                       COM        37245X203      3400    234500   SH         X        1, 2                234500
HUNT JB TRANS SVCS INC.          COM        445658107      2852    150000   SH         X        1, 2                150000
KB HOME                          COM        48666K109      2928     40000   SH         X        1, 2                 40000
LIBERTY GLOBAL INC.              COM
                                 SER C      530555309      1487     57749   SH         X        1, 2                 57749
LIBERTY GLOBAL INC.              COM
                                 SER A      530555101      1564     57749   SH         X        1, 2                 57749
LIONBRIDGE TECHNOLOGIES INC.     COM        536252109      3740    554000   SH         X        1, 2                554000
MASSEY ENERGY                    COM        576206106      6741    132000   SH         X        1, 2                132000
MCAFEE INC                       COM        579064106      6284    200000   SH         X        1, 2                200000
MCDERMOTT INTL INC.              COM        580037109      9153    250000   SH         X        1, 2                250000
MCDONALDS CORP.                  COM        580135101      8373    250000   SH         X        1, 2                250000
NATIONAL OILWELL VARCO INC.      COM        637071101      3290     50000   SH         X        1, 2                 50000
OSI PHARMACEUTICALS INC.         COM        671040103       731     25000   SH         X        1, 2                 25000
PETROHAWK ENERGY CORP.           COM        716495106      2882    200000   SH         X        1, 2                200000
RELIANT ENERGY INC               COM        75952B105      7720    500000   SH         X        1, 2                500000
RSA SECURITY INC.                COM        749719100      2542    200000   SH         X        1, 2                200000
SBA COMMUNICATIONS  CORP         COM        78388J106      3904    253000   SH         X        1, 2                253000
SHARPER IMAGE CORP.              COM        820013100       995     79000   SH         X        1, 2                 79000
TEMPLE INLAND INC.               COM        879868107      4085    100000   SH         X        1, 2                100000
TIME WARNER INC.                 COM        887317105      5433    300000   SH         X        1, 2                300000
TOLL BROS INC.                   COM        889478103      2904     65000   SH         X        1, 2                 65000
TRANSOCEAN INC.                  ORD        G90078109      3066     50000   SH         X        1, 2                 50000
VALERO ENERGY CORP               COM        91913Y100     15828    140000   SH         X        1, 2                140000
WALTER INDS INC                  COM        93317Q105      9784    200000   SH         X        1, 2                200000
TOTAL                                                    181769